Cover	Feb. 25, 2026
CoverAbstract
DocumentType	8-K
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
AmendmentFlag	false
DocumentPeriodEndDate	Feb. 25, 2026
EntityRegistrantName	AGASSI SPORTS ENTERTAINMENT CORP.
EntityCentralIndexKey	0000930245
EntityFileNumber	000-24970
EntityTaxIdentificationNumber	88-0203976
EntityIncorporationStateCountryCode	NV
EntityEmergingGrowthCompany	false
EntityAddressAddressLine1	1120 N. Town Center Dr #160
EntityAddressCityOrTown	Las Vegas
EntityAddressStateOrProvince	NV
EntityAddressPostalZipCode	89144
CityAreaCode	(702)
LocalPhoneNumber	400-4005